Investments in Associates and Joint Ventures - Summary of Investments in Beacon's shares (Detail) - PHP (₱) ₱ in Millions, shares in Millions	Apr. 20, 2017	Sep. 09, 2016	May 30, 2016	Jan. 20, 2012	Oct. 25, 2011	Mar. 30, 2010	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Investments in associates and joint ventures							₱ 53,863	₱ 55,427	₱ 46,130
Beacon Electric Asset Holdings, Inc. [Member] | PLDT Communications and Energy Ventures, Inc. [Member] | Common Stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Transaction				PCEV subscription to Beacon Common Shares	PCEV transfer of remaining Meralco Common Shares to Beacon	PCEV subscription to Beacon Common Shares
Number of Shares				135	69	1,157
Investments in associates and joint ventures				₱ 2,700	₱ 15,136	₱ 23,130
Beacon Electric Asset Holdings, Inc. [Member] | PLDT Communications and Energy Ventures, Inc. [Member] | Class A Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Transaction					PCEV subscription to Beacon Preferred Shares
Number of Shares					1,199
Investments in associates and joint ventures					₱ 15,136
Beacon Electric Asset Holdings, Inc. [Member] | PLDT Communications and Energy Ventures, Inc. [Member] | Class B Preferred Shares
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Transaction	Beacon redemption of Class “B” Preferred Shares held by PCEV	Beacon redemption of Class “B” Preferred Shares held by PCEV	PCEV subscription to Beacon Class “B” Preferred Shares
Number of Shares	79	198	277
Investments in associates and joint ventures	₱ 1,000	₱ 2,500	₱ 3,500